Stockholders' Equity (Reclassifications Out Of Accumulated Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014		Mar. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
(Gains)/Losses, Gross Amount	$ 3.5		$ 3.5
Net Amount	3.5	[1]	3.5	[1]
Foreign Currency Translation Adjustments[Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Amount	1.6	[1]
Foreign Currency Translation Adjustments[Member] | Other Income [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
(Gains)/Losses, Gross Amount	1.9		3.2
Net Amount	1.9		3.2
Changes In Benefit Plan Net Gain/(Loss) And Prior Service (Cost)/Credit [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Amount	1.9	[1]	3.2	[1]
Changes In Benefit Plan Net Gain/(Loss) And Prior Service (Cost)/Credit [Member] | Other Expense [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
(Gains)/Losses, Gross Amount	1.6
Net Amount	1.6
Changes In Fair Values Of Derivatives Qualifying As Cash Flow Hedges [Member] | Other Income [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
(Gains)/Losses, Gross Amount			0.3
Net Amount			0.3
Unrealized Gains (Losses) On Available For Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Amount			$ 0.3	[1]

[1]	All amounts are net-of-tax.